UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2024

*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2024
MFS®  Emerging Markets
Debt Fund
EMD-SEM

MFS® Emerging Markets
Debt Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Sovereign Emerging Markets	50.2%
Emerging Markets Corporate Bonds	19.2%
Other Government Entity-Emerging Markets Quasi Government	17.6%
Government Securities Hedge (t)	13.0%
Developed Markets Corporate Bonds	1.8%
Sovereign Developed Markets	0.7%
Portfolio facts
Average Duration (d)	6.7
Average Effective Maturity (m)	10.9 yrs.
Composition including fixed income credit quality (a)(i)
AA	2.4%
A	8.1%
BBB	22.8%
BB	30.9%
B	18.2%
CCC	3.5%
CC	0.7%
C	0.4%
D	1.8%
U.S. Government	2.0%
Non-Fixed Income	(0.3)%
Not Rated	11.7%
Cash & Cash Equivalents	8.1%
Other	(10.3)%

Portfolio Composition - continued
Non-U.S. issuer country
weightings (i)(x)
Mexico	8.6%
Brazil	4.9%
Turkey	4.6%
Chile	4.4%
India	4.2%
Oman	3.6%
Saudi Arabia	3.5%
Dominican Republic	3.1%
United Arab Emirates	2.5%
Other Countries	49.7%
Non-U.S. currency exposure
weightings (i)(y)
Mexican Peso	0.9%
Brazilian Real	0.8%
Uruguay Peso	0.6%
Hungarian Forint	0.2%
Polish Zloty	0.1%
British Pound Sterling (o)	0.0%
Euro (o)	0.0%
Czech Koruna (o)	0.0%
South Korean Won (o)	0.0%
Canadian Dollar (o)	0.0%
Other Currencies (o)	0.0%
Emerging market local currency
bond weights by country (i)
Brazil	1.8%
Mexico	1.4%
Czech Republic	0.8%
Uruguay	0.6%
South Korea	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and U.S. Treasury securities with a bond equivalent exposure of 13.0%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. United States issuer country exposure is 9.8% and includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. United States Dollar currency exposure is 99.1% and includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2023 through January 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2023 through January 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Expenses Paid During Period (p) 8/01/23-1/31/24
A	Actual	1.07%	$1,000.00	$1,037.22	$5.48
	Hypothetical (h)	1.07%	$1,000.00	$1,019.76	$5.43
B	Actual	1.82%	$1,000.00	$1,034.20	$9.31
	Hypothetical (h)	1.82%	$1,000.00	$1,015.99	$9.22
C	Actual	1.82%	$1,000.00	$1,033.34	$9.30
	Hypothetical (h)	1.82%	$1,000.00	$1,015.99	$9.22
I	Actual	0.82%	$1,000.00	$1,038.53	$4.20
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17
R1	Actual	1.82%	$1,000.00	$1,033.34	$9.30
	Hypothetical (h)	1.82%	$1,000.00	$1,015.99	$9.22
R2	Actual	1.32%	$1,000.00	$1,035.92	$6.76
	Hypothetical (h)	1.32%	$1,000.00	$1,018.50	$6.70
R3	Actual	1.07%	$1,000.00	$1,037.22	$5.48
	Hypothetical (h)	1.07%	$1,000.00	$1,019.76	$5.43
R4	Actual	0.82%	$1,000.00	$1,039.40	$4.20
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17
R6	Actual	0.70%	$1,000.00	$1,039.14	$3.59
	Hypothetical (h)	0.70%	$1,000.00	$1,021.62	$3.56
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 90.6%
Angola – 1.6%
Republic of Angola, 8.75%, 4/14/2032 (n)		$24,159,000	$20,732,094
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	401,030
Republic of Angola, 9.375%, 5/08/2048		26,416,000	21,187,217
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	309,010
Republic of Angola, 9.125%, 11/26/2049		76,715,000	60,628,325
			$103,257,676
Argentina – 1.8%
Republic of Argentina, 3.625%, 7/09/2035		$87,501,000	$29,197,995
Republic of Argentina, 4.25%, 1/09/2038		86,468,000	33,284,502
Republic of Argentina, 3.5%, 7/09/2041		163,024,000	54,301,975
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)(p)		7,063,157	3,302,026
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)(p)		3,825,874	648,486
			$120,734,984
Azerbaijan – 0.8%
Republic of Azerbaijan, 3.5%, 9/01/2032		$27,766,000	$23,770,473
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		31,760,000	32,147,472
			$55,917,945
Benin – 0.1%
Republic of Benin, 4.875%, 1/19/2032	EUR	8,002,000	$7,012,644
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$14,155,714
Government of Bermuda, 2.375%, 8/20/2030		6,233,000	5,243,823
Government of Bermuda, 5%, 7/15/2032 (n)		15,492,000	15,027,240
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,412,990
Government of Bermuda, 3.375%, 8/20/2050		1,200,000	807,000
			$45,646,767
Brazil – 4.8%
3R Lux S.à.r.l., 9.75%, 2/05/2031 (n)		$13,962,000	$13,920,114
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		18,271,088	17,507,163
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		4,274,000	4,147,754
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		15,971,000	16,797,499
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)		15,151,000	15,060,094
Braskem Netherlands B.V., 4.5%, 1/10/2028		7,834,000	6,798,311

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Braskem Netherlands B.V., 7.25%, 2/13/2033		$11,460,000	$10,223,951
Federative Republic of Brazil, 10%, 1/01/2025	BRL	87,983,000	17,748,057
Federative Republic of Brazil, 10%, 1/01/2027		216,116,000	43,744,055
Federative Republic of Brazil, 10%, 1/01/2029		250,621,000	50,115,098
Federative Republic of Brazil, 10%, 1/01/2031		48,034,000	9,468,202
Federative Republic of Brazil, 6.125%, 3/15/2034		$13,584,000	13,462,981
Federative Republic of Brazil, 7.125%, 5/13/2054		22,286,000	22,269,552
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		17,693,000	17,461,222
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		10,111,000	8,296,119
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,932,691	8,405,289
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		11,045,830	8,492,273
Minerva Luxembourg S.A., 8.875%, 9/13/2033 (n)		14,899,000	15,611,661
Samarco Mineracao S.A., 9.5%, 6/30/2031		15,669,000	13,029,628
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032		11,065,000	10,305,147
			$322,864,170
Bulgaria – 0.6%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	21,617,000	$20,375,897
Republic of Bulgaria, 4.875%, 5/13/2036		16,824,000	19,309,329
			$39,685,226
Chile – 4.4%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$2,909,000	$2,750,227
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		14,019,000	13,253,844
Agrosuper S.A., 4.6%, 1/20/2032		4,865,000	4,155,627
Agrosuper S.A., 4.6%, 1/20/2032 (n)		1,157,000	988,296
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		12,256,054	8,953,404
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		11,434,000	11,097,991
Banco del Estado de Chile, 2.704%, 1/09/2025		10,598,000	10,286,558
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		10,490,000	10,715,745
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		5,017,000	5,124,966
Chile Electricity PEC S.p.A., 0%, 1/25/2028		8,915,000	7,149,830
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		11,082,000	11,314,279
Codelco, Inc. (Republic of Chile), 6.3%, 9/08/2053 (n)		3,969,000	3,892,791
Colbun S.A., 3.95%, 10/11/2027		6,705,000	6,449,744
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		17,617,000	15,124,194
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		4,696,000	4,031,516
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		36,842,000	36,858,163
E.CL S.A., 4.5%, 1/29/2025		7,378,000	7,271,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chile – continued
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	$7,360,000	$6,973,169
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	1,484,000	1,434,170
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029	15,394,000	14,877,100
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)	16,339,000	13,744,445
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031	1,658,000	1,394,718
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)	14,126,000	14,088,966
Enel Chile S.A., 4.875%, 6/12/2028	7,034,000	6,956,881
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	12,882,000	11,271,798
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	7,500,000	6,562,528
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	14,553,000	13,533,399
Mercury Chile Holdco LLC, 6.5%, 1/24/2027	3,509,000	3,263,155
Republic of Chile, 2.55%, 7/27/2033	17,026,000	14,019,583
Republic of Chile, 3.5%, 1/31/2034	14,384,000	12,692,253
Republic of Chile, 5.33%, 1/05/2054	5,413,000	5,254,069
Transelec S.A., 3.875%, 1/12/2029	5,077,000	4,725,188
		$290,210,282
China – 1.5%
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	$11,694,000	$11,622,830
Country Garden Holdings Co. Ltd., 2.7%, 7/12/2026 (a)(d)	2,630,000	189,623
Country Garden Holdings Co. Ltd., 4.8%, 8/06/2030 (a)(d)	985,000	75,106
Country Garden Holdings Co. Ltd., 3.875%, 10/22/2030 (a)(d)	3,720,000	306,193
Country Garden Holdings Co. Ltd., 3.3%, 1/12/2031 (a)(d)	3,009,000	229,436
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	11,154,000	10,825,515
Huarong Finance II Co. Ltd. (People’s Republic of China), 5.5%, 1/16/2025	4,724,000	4,653,140
Meituan, 2.125%, 10/28/2025 (n)	8,941,000	8,436,925
Meituan, 2.125%, 10/28/2025	2,700,000	2,547,780
Prosus N.V., 3.061%, 7/13/2031 (n)	11,454,000	9,323,454
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	16,031,000	15,534,412
Tencent Holdings Ltd., 2.88%, 4/22/2031	15,202,000	13,302,465
Times China Holdings Ltd., 6.75%, 7/08/2025 (a)(d)	9,100,000	286,650
Times China Holdings Ltd., 6.2%, 3/22/2026 (a)(d)	9,800,000	318,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
Weibo Corp., 3.375%, 7/08/2030		$26,749,000	$23,203,153
			$100,855,182
Colombia – 2.2%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$7,710,000	$6,549,645
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		12,401,000	12,558,493
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		17,291,000	13,535,625
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		4,405,000	3,448,292
Republic of Colombia, 3.125%, 4/15/2031		32,243,000	25,768,076
Republic of Colombia, 3.25%, 4/22/2032		21,437,000	16,779,479
Republic of Colombia, 8%, 4/20/2033		6,140,000	6,523,305
Republic of Colombia, 8%, 11/14/2035		12,376,000	13,030,506
Republic of Colombia, 5.2%, 5/15/2049		10,218,000	7,540,920
Republic of Colombia, 8.75%, 11/14/2053		15,348,000	16,727,532
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		19,561,000	16,470,558
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		6,376,300	6,248,774
			$145,181,205
Costa Rica – 1.3%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$9,595,524
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		28,972,000	29,638,451
Republic of Costa Rica, 7%, 4/04/2044		12,675,000	12,839,295
Republic of Costa Rica, 7.158%, 3/12/2045		7,027,000	7,223,164
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		27,790,000	29,079,529
			$88,375,963
Cote d'Ivoire – 1.3%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	14,082,000	$13,795,498
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		23,363,000	21,145,534
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		3,300,000	2,986,785
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$15,570,000	15,422,085
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		22,803,000	22,654,781
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	14,822,000	13,352,720
			$89,357,403
Czech Republic – 1.3%
Czech Republic, 2.75%, 7/23/2029	CZK	233,470,000	$9,706,727
Czech Republic, 5%, 9/30/2030		317,040,000	14,849,513
Czech Republic, 2%, 10/13/2033		675,700,000	25,116,816
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,691,000	3,394,643
EP Infrastructure A.S., 1.816%, 3/02/2031		9,725,000	8,273,953
EPH Financing International A.S., 6.651%, 11/13/2028		11,775,000	13,002,854

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Czech Republic – continued
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	9,155,000	$9,593,197
			$83,937,703
Dominican Republic – 3.0%
Dominican Republic, 5.5%, 2/22/2029 (n)		$17,977,000	$17,390,171
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	6,711,223
Dominican Republic, 4.5%, 1/30/2030		200,000	181,925
Dominican Republic, 7.05%, 2/03/2031 (n)		11,994,000	12,469,326
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	24,073,694
Dominican Republic, 4.875%, 9/23/2032		55,661,000	49,611,829
Dominican Republic, 6%, 2/22/2033 (n)		24,933,000	24,072,169
Dominican Republic, 6%, 2/22/2033		5,539,000	5,347,762
Dominican Republic, 5.3%, 1/21/2041 (n)		7,065,000	5,934,600
Dominican Republic, 5.3%, 1/21/2041		11,200,000	9,408,000
Dominican Republic, 5.875%, 1/30/2060		46,532,000	39,404,345
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		1,213,000	1,093,216
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028		6,380,000	5,749,975
			$201,448,235
Ecuador – 1.0%
Republic of Ecuador, 3.5%, 7/31/2035		$76,657,000	$31,155,142
Republic of Ecuador, 2.5%, 7/31/2040 (n)		2,286,161	831,591
Republic of Ecuador, 2.5%, 7/31/2040		86,385,000	31,422,544
			$63,409,277
Egypt – 1.9%
Arab Republic of Egypt, 5.875%, 2/16/2031		$34,026,000	$22,145,482
Arab Republic of Egypt, 7.625%, 5/29/2032		25,894,000	17,536,867
Arab Republic of Egypt, 7.3%, 9/30/2033		31,738,000	20,868,370
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		1,618,000	986,090
Arab Republic of Egypt, 8.5%, 1/31/2047		42,030,000	25,615,183
Arab Republic of Egypt, 7.903%, 2/21/2048		5,513,000	3,266,463
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	5,555,019
Arab Republic of Egypt, 8.7%, 3/01/2049		11,786,000	7,252,044
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		10,162,000	6,356,494
Arab Republic of Egypt, 8.875%, 5/29/2050		10,748,000	6,723,046
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		15,791,000	9,047,327
			$125,352,385

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
El Salvador – 0.4%
Republic of El Salvador, 6.375%, 1/18/2027		$3,824,000	$3,403,360
Republic of El Salvador, 8.625%, 2/28/2029		7,294,000	6,575,541
Republic of El Salvador, 8.25%, 4/10/2032		7,523,000	6,432,165
Republic of El Salvador, 7.65%, 6/15/2035		8,470,000	6,615,070
Republic of El Salvador, 7.124%, 1/20/2050		9,336,000	6,651,900
			$29,678,036
Gabon – 0.2%
Republic of Gabon, 7%, 11/24/2031		$12,240,000	$9,997,387
Ghana – 0.3%
Republic of Ghana, 8.625%, 4/07/2034 (a)(d)		$8,475,000	$3,739,594
Republic of Ghana, 7.875%, 2/11/2035 (a)(d)		35,892,000	15,850,051
			$19,589,645
Guatemala – 1.0%
Central America Bottling Co., 5.25%, 4/27/2029 (n)		$12,764,000	$11,923,235
CT Trust, 5.125%, 2/03/2032 (n)		5,340,000	4,699,547
Energuate Trust, 5.875%, 5/03/2027		15,460,000	14,725,650
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		4,277,000	4,067,299
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		9,384,000	7,906,020
Millicom International Cellular S.A., 4.5%, 4/27/2031		2,749,000	2,316,033
Republic of Guatemala, 5.25%, 8/10/2029 (n)		2,725,000	2,633,315
Republic of Guatemala, 4.9%, 6/01/2030		2,654,000	2,522,892
Republic of Guatemala, 3.7%, 10/07/2033		17,823,000	14,587,542
			$65,381,533
Hungary – 1.9%
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$14,288,000	$14,398,646
Magyar Export-Import Bank PLC (Republic of Hungary), 6%, 5/16/2029	EUR	14,378,000	16,358,730
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag, 0.875%, 11/18/2027		17,200,000	15,984,429
Republic of Hungary, 6.125%, 5/22/2028 (n)		$6,025,000	6,197,315
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,177,000	12,055,230
Republic of Hungary, 6.25%, 9/22/2032 (n)		8,872,000	9,258,553
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,598,000	28,312,020
Republic of Hungary, 5.5%, 3/26/2036 (n)		22,186,000	21,720,982
Republic of Hungary, 6.75%, 9/25/2052 (n)		5,061,000	5,429,947
			$129,715,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
India – 4.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$13,683,000	$13,560,537
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024	5,500,000	5,450,775
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029	7,887,000	7,088,008
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	8,703,000	6,999,525
Adani Transmission Ltd., 4%, 8/03/2026	4,620,000	4,342,800
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	11,973,605	10,000,018
Adani Transmission Ltd., 4.25%, 5/21/2036	13,029,430	10,881,813
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	7,512,422	6,885,315
Azure Power Energy Ltd., 3.575%, 8/19/2026	11,562,088	10,596,931
Cliffton Ltd., 6.25%, 10/25/2025 (n)	8,752,000	8,686,360
Continuum Energy Aura Pte. Ltd., 9.5%, 2/24/2027 (n)	14,278,000	14,784,795
Export-Import Bank of India, 3.25%, 1/15/2030	7,705,000	6,969,785
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	28,790,000	23,817,966
Export-Import Bank of India, 2.25%, 1/13/2031	6,640,000	5,493,272
Export-Import Bank of India, 5.5%, 1/18/2033 (n)	24,690,000	25,073,730
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	13,274,675	12,478,195
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)	6,772,500	6,138,391
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	9,841,000	9,694,369
Indian Railway Finance Corp., 3.249%, 2/13/2030	5,300,000	4,737,481
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	19,986,000	17,004,864
Indian Railway Finance Corp., 2.8%, 2/10/2031	12,293,000	10,459,361
JSW Hydro Energy Ltd., 4.125%, 5/18/2031	11,067,945	9,660,877
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	10,429,000	9,782,399
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)	3,565,000	3,286,071
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	6,559,000	5,991,069
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	16,969,000	16,899,427
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)	10,140,000	10,216,050
UPL Ltd., 4.625%, 6/16/2030	3,366,000	2,887,041
		$279,867,225
Indonesia – 2.3%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)	$1,917,000	$1,854,697
Listrindo Capital B.V., 4.95%, 9/14/2026	15,062,000	14,572,485
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)	4,407,000	4,246,784
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)	13,720,000	14,045,850

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		$6,556,000	$5,845,350
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		6,128,000	5,264,912
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		9,588,000	8,243,877
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		12,319,000	9,793,605
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,362,693
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,100,000	1,772,652
Republic of Indonesia, 3.55%, 3/31/2032		11,622,000	10,573,139
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,054,000	6,946,440
Republic of Indonesia, 4.65%, 9/20/2032		9,970,000	9,796,628
Republic of Indonesia, 4.85%, 1/11/2033		19,504,000	19,506,110
Republic of Indonesia, 1.1%, 3/12/2033	EUR	12,250,000	10,425,380
Republic of Indonesia, 4.35%, 1/11/2048		$3,548,000	3,085,310
Republic of Indonesia, 5.45%, 9/20/2052		4,363,000	4,422,991
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)		2,730,000	2,506,440
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		9,811,491	9,783,808
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		6,858,557	6,839,206
			$154,888,357
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029		$10,428,000	$11,247,797
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031		6,224,000	6,836,168
			$18,083,965
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045		$9,050,000	$10,588,500
Jordan – 0.2%
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		$15,196,000	$12,910,522
Kazakhstan – 2.2%
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		$3,791,000	$3,148,046
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030		4,668,000	4,570,672
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		23,183,000	18,964,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Kazakhstan – continued
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047	$18,306,000	$15,873,132
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	2,262,000	2,081,248
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	52,629,000	48,423,522
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	6,227,000	5,939,313
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	32,568,000	30,668,308
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	17,232,000	14,182,798
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	2,400,000	1,975,320
		$145,826,517
Kenya – 0.4%
Republic of Kenya, 7%, 5/22/2027	$2,327,000	$2,135,255
Republic of Kenya, 8%, 5/22/2032	24,219,000	21,304,389
		$23,439,644
Kuwait – 0.2%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	$13,971,000	$12,676,168
Macau – 0.5%
Sands China Ltd., 3.25%, 8/08/2031	$16,031,000	$13,317,126
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	7,223,000	6,722,455
Wynn Macau Ltd., 5.125%, 12/15/2029	11,049,000	9,829,603
		$29,869,184
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$15,529,000	$13,449,637
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	13,798,000	9,481,936
		$22,931,573
Mexico – 8.5%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,254,000	$7,826,600
Banco Mercantil del Norte S.A., 7.625% to 1/10/2028, FLR (CMT - 10yr. + 5.353%) to 10/06/2171	7,945,000	7,756,306
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	12,140,000	12,672,145
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	10,018,000	10,192,063

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
Becle S.A.B. de C.V., 2.5%, 10/14/2031		$8,246,000	$6,481,356
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)		16,375,000	17,079,452
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)		17,247,000	17,391,185
Buffalo Energy Mexico Holdings S.A. de C.V., 7.875%, 2/15/2039 (n)		12,961,000	13,400,378
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		13,392,000	12,635,837
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		15,871,000	12,858,986
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		15,023,000	13,857,313
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)		11,662,000	9,956,433
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		13,531,000	12,643,209
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		12,649,000	11,399,816
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,717,535
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		13,916,000	10,851,492
Petroleos Mexicanos, 6.49%, 1/23/2027		10,315,000	9,696,597
Petroleos Mexicanos, 8.75%, 6/02/2029		7,265,000	7,017,706
Petroleos Mexicanos, 6.84%, 1/23/2030		23,851,000	20,479,398
Petroleos Mexicanos, 5.95%, 1/28/2031		54,634,000	43,110,324
Petroleos Mexicanos, 6.7%, 2/16/2032		37,008,000	30,216,310
Petroleos Mexicanos, 6.75%, 9/21/2047		26,584,000	16,956,721
Petroleos Mexicanos, 7.69%, 1/23/2050		70,557,000	49,326,907
Petroleos Mexicanos, 6.95%, 1/28/2060		36,163,000	23,188,829
United Mexican States, 5.75%, 3/05/2026	MXN	184,400,000	9,878,093
United Mexican States, 7.5%, 6/03/2027		236,900,000	13,027,676
United Mexican States, 8.5%, 5/31/2029		523,100,000	29,614,423
United Mexican States, 7.75%, 5/29/2031		409,300,000	21,981,609
United Mexican States, 7.5%, 5/26/2033		183,300,000	9,509,165
United Mexican States, 1.45%, 10/25/2033	EUR	8,004,000	6,639,890
United Mexican States, 3.5%, 2/12/2034		$16,620,000	13,910,904
United Mexican States, 6.35%, 2/09/2035		6,266,000	6,515,970
United Mexican States, 8%, 5/24/2035	MXN	126,400,000	6,631,566
United Mexican States, 6%, 5/07/2036		$22,080,000	22,487,695
United Mexican States, 6.338%, 5/04/2053		29,409,000	29,315,020
United Mexican States, 6.4%, 5/07/2054		14,363,000	14,459,675
			$568,684,584
Morocco – 0.6%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$3,413,000	$3,478,147
Kingdom of Morocco, 3%, 12/15/2032		11,506,000	9,233,565
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		17,790,000	18,355,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Morocco – continued
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051	$12,964,000	$9,339,525
		$40,406,603
Nigeria – 2.1%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)	$12,982,000	$11,272,478
Federal Republic of Nigeria, 7.875%, 2/16/2032	35,917,000	31,137,166
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)	22,438,000	18,432,817
Federal Republic of Nigeria, 7.375%, 9/28/2033	45,328,000	37,236,952
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)	336,000	264,271
Federal Republic of Nigeria, 7.696%, 2/23/2038	36,616,000	28,799,216
Federal Republic of Nigeria, 7.625%, 11/28/2047	9,173,000	6,916,185
Federal Republic of Nigeria, 9.248%, 1/21/2049	500,000	438,750
Federal Republic of Nigeria, 8.25%, 9/28/2051	4,238,000	3,348,698
		$137,846,533
Oman – 3.6%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	$16,730,000	$16,583,612
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031	5,150,000	5,104,937
Sultanate of Oman, 6.5%, 3/08/2047	32,774,000	32,314,509
Sultanate of Oman, 6.75%, 1/17/2048 (n)	200,000	200,901
Sultanate of Oman, 6.75%, 1/17/2048	90,877,000	91,286,310
Sultanate of Oman, 7%, 1/25/2051 (n)	15,943,000	16,462,806
Sultanate of Oman, 7%, 1/25/2051	75,928,000	78,403,556
		$240,356,631
Pakistan – 0.5%
Islamic Republic of Pakistan, 6.875%, 12/05/2027	$22,575,000	$16,398,480
Islamic Republic of Pakistan, 7.375%, 4/08/2031	25,136,000	16,330,859
		$32,729,339
Panama – 1.0%
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)	$3,390,000	$2,881,500
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	6,521,000	4,678,818
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	5,600,000	4,018,000
Panama Canal Railway Co., 7%, 11/01/2026	1,919,538	1,908,846
Panama Canal Railway Co., 7%, 11/01/2026 (n)	380,970	378,848
Republic of Panama, 3.362%, 6/30/2031 (n)	7,655,000	5,921,143
Republic of Panama, 2.252%, 9/29/2032	3,529,000	2,499,867
Republic of Panama, 3.298%, 1/19/2033	2,789,000	2,141,350
Republic of Panama, 6.375%, 7/25/2033 (n)	7,770,000	7,216,776

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Panama – continued
Republic of Panama, 6.4%, 2/14/2035		$9,011,000	$8,501,116
Republic of Panama, 6.875%, 1/31/2036		5,370,000	5,182,237
Republic of Panama, 6.853%, 3/28/2054		12,876,000	11,508,820
Republic of Panama, 4.5%, 1/19/2063		14,818,000	9,244,404
			$66,081,725
Paraguay – 2.3%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$5,687,060
Republic of Paraguay, 4.95%, 4/28/2031		10,177,000	9,790,250
Republic of Paraguay, 3.849%, 6/28/2033		25,103,000	21,735,049
Republic of Paraguay, 5.85%, 8/21/2033 (n)		5,512,000	5,480,368
Republic of Paraguay, 5.6%, 3/13/2048 (n)		3,088,000	2,748,268
Republic of Paraguay, 5.6%, 3/13/2048		35,546,000	31,635,345
Republic of Paraguay, 5.4%, 3/30/2050 (n)		256,000	219,970
Republic of Paraguay, 5.4%, 3/30/2050		77,743,000	66,801,281
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		3,483,000	3,377,107
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		8,797,000	8,529,548
			$156,004,246
Peru – 0.5%
Hunt Oil Co. of Peru LLC, 8.55%, 9/18/2033 (n)		$10,276,000	$10,944,116
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		56,277	56,277
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		3,425	3,425
Peru LNG, 5.375%, 3/22/2030		9,848,000	8,107,039
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		18,685,000	16,162,525
			$35,273,382
Philippines – 0.5%
Republic of Philippines, 3.556%, 9/29/2032		$8,054,000	$7,314,478
Republic of Philippines, 5.609%, 4/13/2033		9,998,000	10,466,191
Republic of Philippines, 1.2%, 4/28/2033	EUR	7,755,000	6,699,384
Republic of Philippines, 5%, 7/17/2033		$6,459,000	6,529,229
Republic of Philippines, 1.75%, 4/28/2041	EUR	6,551,000	4,932,404
			$35,941,686
Poland – 0.7%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$14,118,000	$14,818,451
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		9,601,000	9,632,971
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		21,394,000	18,854,746

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – continued
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	5,767,000	$5,380,679
			$48,686,847
Qatar – 1.0%
Qatar Petroleum, 2.25%, 7/12/2031 (n)		$6,230,000	$5,207,184
Qatar Petroleum, 3.125%, 7/12/2041		10,837,000	8,018,513
Qatar Petroleum, 3.3%, 7/12/2051		12,536,000	8,711,266
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		12,178,000	11,374,593
State of Qatar, 4.817%, 3/14/2049 (n)		15,461,000	14,378,730
State of Qatar, 4.817%, 3/14/2049		17,800,000	16,554,000
			$64,244,286
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$16,638,000	$11,879,532
Romania – 2.1%
Republic of Romania, 5.25%, 11/25/2027 (n)		$18,434,000	$18,253,162
Republic of Romania, 6.625%, 2/17/2028 (n)		16,040,000	16,603,806
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	19,939,000	22,183,750
Republic of Romania, 5.875%, 1/30/2029 (n)		$10,960,000	11,090,479
Republic of Romania, 2.124%, 7/16/2031	EUR	7,170,000	6,251,091
Republic of Romania, 2%, 1/28/2032		7,586,000	6,485,950
Republic of Romania, 2%, 1/28/2032 (n)		7,236,000	6,186,704
Republic of Romania, 3.625%, 3/27/2032		$6,062,000	5,240,041
Republic of Romania, 7.125%, 1/17/2033 (n)		10,940,000	11,800,322
Republic of Romania, 7.125%, 1/17/2033		9,748,000	10,514,583
Republic of Romania, 6.375%, 1/30/2034 (n)		10,284,000	10,535,238
Republic of Romania, 6%, 5/25/2034 (n)		6,442,000	6,432,878
Republic of Romania, 2.75%, 4/14/2041 (n)	EUR	9,965,000	7,215,349
			$138,793,353
Russia – 0.1%
Gazprom PJSC (Russian Federation), 1.85%, 11/17/2028	EUR	16,371,000	$9,730,679
Saudi Arabia – 3.5%
BSF Finance, 5.5%, 11/23/2027		$12,622,000	$12,763,998
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		9,954,000	9,456,300
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		10,132,000	10,068,675
Kingdom of Saudi Arabia, 5%, 1/16/2034 (n)		26,636,000	26,535,689
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		41,729,000	35,939,101
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		18,135,000	11,978,603
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		18,334,000	16,271,425
Kingdom of Saudi Arabia, 5%, 1/18/2053		15,421,000	13,686,137
Kingdom of Saudi Arabia, 5.75%, 1/16/2054 (n)		27,223,000	26,752,314

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Saudi Arabia – continued
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		$8,508,000	$6,040,680
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		6,912,000	5,967,738
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	7,722,033
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		10,137,000	8,530,650
Saudi Arabian Oil Co., 2.25%, 11/24/2030		7,350,000	6,185,290
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	3,391,051
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		34,393,000	29,234,050
			$230,523,734
Senegal – 0.2%
Republic of Senegal, 6.75%, 3/13/2048		$21,564,000	$16,147,598
Serbia – 0.4%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,436,000	$12,665,195
Republic of Serbia, 1.5%, 6/26/2029	EUR	6,866,000	6,223,599
Republic of Serbia, 6.5%, 9/26/2033 (n)		$9,549,000	9,733,678
			$28,622,472
Singapore – 1.2%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$3,036,000	$2,869,189
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		1,440,000	1,360,880
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		9,730,000	9,561,476
Puma International Financing S.A., 5%, 1/24/2026		15,256,000	14,449,873
Puma International Financing S.A., 5%, 1/24/2026 (n)		6,960,000	6,592,233
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		18,169,000	16,640,371
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	8,928,867
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		16,803,000	16,309,358
			$76,712,247
Slovakia – 0.2%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	12,294,000	$11,193,563
Slovenia – 0.2%
United Group B.V., 3.625%, 2/15/2028	EUR	6,638,000	$6,565,646
United Group B.V., 6.75%, 2/15/2031 (n)		9,100,000	9,790,806
			$16,356,452

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – 1.9%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$33,483,000	$33,313,576
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		13,854,000	13,420,785
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		9,768,705	7,912,651
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	298,291
Republic of South Africa, 5.75%, 9/30/2049		49,075,000	36,295,870
Republic of South Africa, 7.3%, 4/20/2052		12,130,000	10,703,512
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		26,762,000	22,466,934
			$124,411,619
South Korea – 0.8%
Republic of Korea, 3.25%, 3/10/2028	KRW	21,786,280,000	$16,325,305
SK hynix, Inc., 6.25%, 1/17/2026 (n)		$5,714,000	5,781,809
SK hynix, Inc., 5.5%, 1/16/2027 (n)		7,280,000	7,311,450
SK hynix, Inc., 6.375%, 1/17/2028 (n)		5,408,000	5,619,713
SK hynix, Inc., 5.5%, 1/16/2029 (n)		12,599,000	12,736,158
SK hynix, Inc., 2.375%, 1/19/2031		8,241,000	6,817,852
			$54,592,287
Sri Lanka – 1.0%
Republic of Sri Lanka, 6.2%, 5/11/2027 (a)(d)		$6,502,000	$3,306,977
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)(d)		17,582,000	8,974,073
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)(n)		3,554,000	1,795,168
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)		24,908,000	12,581,333
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)(n)		3,761,000	1,898,587
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		73,615,000	37,161,517
			$65,717,655
Thailand – 0.4%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033		$16,201,000	$16,469,613
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		7,437,000	6,603,730
Kasikornbank PLC (Hong Kong Branch), 3.343%, 10/02/2031		7,132,000	6,602,163
			$29,675,506
Turkey – 4.6%
Hazine Mustesarligi Varlik Kiralama AS, 8.509%, 1/14/2029 (n)		$14,229,000	$14,741,813
Republic of Turkey, 5.6%, 11/14/2024		4,879,000	4,860,704
Republic of Turkey, 4.25%, 3/13/2025		17,696,000	17,275,366
Republic of Turkey, 4.75%, 1/26/2026		3,987,000	3,853,436
Republic of Turkey, 4.875%, 10/09/2026		22,876,000	21,846,580
Republic of Turkey, 5.125%, 2/17/2028		19,212,000	17,846,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Turkey – continued
Republic of Turkey, 6.125%, 10/24/2028	$5,453,000	$5,228,064
Republic of Turkey, 5.25%, 3/13/2030	31,168,000	27,583,680
Republic of Turkey, 5.95%, 1/15/2031	24,093,000	21,827,294
Republic of Turkey, 5.875%, 6/26/2031	45,790,000	41,090,114
Republic of Turkey, 9.375%, 1/19/2033	6,082,000	6,606,937
Republic of Turkey, 6.875%, 3/17/2036	27,467,000	24,956,791
Republic of Turkey, 6%, 1/14/2041	40,683,000	32,388,957
Republic of Turkey, 5.75%, 5/11/2047	52,306,000	38,076,676
Turkiye Ihracat Kredi Bankasi A.S., 9%, 1/28/2027 (n)	6,246,000	6,464,610
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)(w)	19,962,000	19,786,933
		$304,434,942
Ukraine – 0.9%
Government of Ukraine, 7.75% (7.75% Cash or 7.75% PIK), 9/01/2029 (a)(p)	$5,310,000	$1,316,880
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(n)(p)	14,057,000	3,057,397
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(p)	12,407,000	2,698,522
Government of Ukraine, 7.375% (7.375% Cash or 7.375% PIK), 9/25/2034 (a)(p)	45,967,000	10,388,542
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(n)(p)	24,720,000	5,592,900
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(p)	24,659,000	5,579,099
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041 (a)	27,326,000	12,459,290
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)	12,598,000	3,508,543
Ukrainian Railways, 8.25%, 7/09/2026 (a)	16,834,000	9,679,550
Ukrainian Railways, 7.875%, 7/15/2028	11,162,000	5,860,050
		$60,140,773
United Arab Emirates – 2.4%
Abu Dhabi Commercial Bank PJSC, 3.5%, 3/31/2027	$12,095,000	$11,508,900
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	22,288,000	19,780,600
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)	9,462,000	9,321,243
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	9,533,000	8,735,469
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028	1,000,000	916,340
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	12,641,000	12,102,999
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	4,748,000	4,466,444

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		$2,400,000	$2,257,680
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		21,969,000	22,559,351
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		7,714,000	6,264,669
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036		8,494,000	6,898,120
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)		20,209,513	16,178,525
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040		1,586,304	1,269,900
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040		8,626,000	6,550,047
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)		10,843,000	11,230,442
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		6,892,000	6,200,967
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049 (n)		12,899,220	10,185,818
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049		7,888,552	6,229,163
			$162,656,677
United States – 2.3%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		$15,413,000	$13,120,440
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033		10,092,000	9,991,671
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		32,426,000	30,289,177
U.S. Treasury Bonds, 2.5%, 2/15/2046		93,683,600	68,970,891
U.S. Treasury Notes, 3.875%, 9/30/2029		9,611,000	9,590,727
U.S. Treasury Notes, 2.75%, 8/15/2032		22,289,000	20,362,220
			$152,325,126
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	375,016,000	$9,314,399
Oriental Republic of Uruguay, 8.25%, 5/21/2031		289,221,000	6,957,697
Oriental Republic of Uruguay, 9.75%, 7/20/2033		684,397,000	18,018,256
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$16,654,000	17,793,419
Oriental Republic of Uruguay, 4.975%, 4/20/2055		19,889,000	18,752,294
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	247,979,551	6,737,116
			$77,573,181
Uzbekistan – 1.1%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$5,226,000	$4,924,982
National Bank of Uzbekistan, 4.85%, 10/21/2025		12,812,000	12,106,059
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		12,313,000	12,763,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – continued
Republic of Uzbekistan, 5.375%, 2/20/2029	$13,036,000	$12,139,775
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)	8,936,000	7,305,180
Republic of Uzbekistan, 3.9%, 10/19/2031	16,211,000	13,138,043
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	13,746,000	11,446,734
		$73,824,429
Venezuela – 0.4%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$1,412,951
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	2,468,452
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	4,769,861
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	39,087,000	6,922,606
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)	1,253,000	214,835
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	74,897,500	10,911,247
		$26,699,952
Vietnam – 0.8%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$13,862,024	$12,992,737
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	4,426,994	4,149,377
Socialist Republic of Vietnam, 4.8%, 11/19/2024	36,408,000	36,007,510
		$53,149,624
Zambia – 0.5%
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)	$55,794,000	$34,982,838
Total Bonds (Identified Cost, $6,425,275,197)		$6,035,091,256
Common Stocks – 0.1%
United Kingdom – 0.1%
Petra Diamonds Ltd. (a)(l) (Identified Cost, $2,688,831)	3,038,227	$2,079,187

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Equity ETFs – 0.0%
iShares MSCI Emerging Markets ETF – June 2024 @ $34	Put	Goldman Sachs International	$47,987,500	12,500	$412,500
iShares MSCI Emerging Markets ETF – September 2024 @ $35	Put	Goldman Sachs International	62,763,811	16,349	1,618,551
(Premiums Paid, $4,175,444)					$2,031,051

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 9.2%
Money Market Funds – 9.2%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $614,273,086)	614,282,996	$614,344,424
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35% (j) (Identified Cost, $122,175)	122,175	$122,175

Other Assets, Less Liabilities – 0.1%		7,389,264
Net Assets – 100.0%		$6,661,057,357

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $614,344,424 and $6,039,323,669, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,908,464,788, representing 28.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso

Portfolio of Investments (unaudited) – continued
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
UYU	Uruguayan Peso
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	35,148,838	USD	6,997,244	Goldman Sachs International	5/03/2024	$30,560
CAD	21,839	USD	16,207	UBS AG	4/19/2024	53
PEN	53,485,848	USD	14,025,396	Merrill Lynch International	2/29/2024	23,331
PEN	29,977,211	USD	7,852,577	Merrill Lynch International	4/29/2024	13,889
USD	54,957,707	BRL	272,233,001	Barclays Bank PLC	2/02/2024	9,983
USD	54,773,598	BRL	272,233,001	Barclays Bank PLC	5/03/2024	342,204
USD	42,399,005	BRL	209,103,414	Citibank N.A.	2/02/2024	193,407
USD	421,924	BRL	2,090,000	Deutsche Bank AG	2/02/2024	77
USD	14,009,373	BRL	69,125,048	Goldman Sachs International	2/22/2024	81,541
USD	6,561,318	BRL	32,584,949	Goldman Sachs International	5/03/2024	46,148
USD	13,242,050	BRL	65,219,588	Morgan Stanley Capital Services, Inc.	2/02/2024	78,077
USD	14,358,345	CLP	13,252,752,159	Morgan Stanley Capital Services, Inc.	4/12/2024	172,545
USD	113,247	CNH	807,000	UBS AG	4/19/2024	432
USD	21,795,945	CZK	491,337,873	BNP Paribas S.A.	4/19/2024	443,272
USD	26,644,367	CZK	600,524,067	Merrill Lynch International	4/19/2024	546,656
USD	311,751,305	EUR	285,564,995	Merrill Lynch International	4/19/2024	2,127,470
USD	9,951,520	EUR	9,119,500	Morgan Stanley Capital Services, Inc.	4/19/2024	63,704
USD	6,678,834	EUR	6,071,671	State Street Bank Corp.	4/19/2024	95,625
USD	8,081,254	HUF	2,863,466,389	Morgan Stanley Capital Services, Inc.	4/19/2024	73,313
USD	12,652,625	PEN	47,681,416	Citibank N.A.	4/29/2024	140,313
USD	16,300,942	PEN	61,012,795	Merrill Lynch International	4/29/2024	290,279
USD	15,562,662	PLN	61,785,324	Merrill Lynch International	4/19/2024	147,816
						$4,920,695
Liability Derivatives
BRL	272,233,001	USD	55,303,809	Barclays Bank PLC	2/02/2024	$(356,086)
BRL	209,103,414	USD	42,213,266	Citibank N.A.	2/02/2024	(7,668)
BRL	2,090,000	USD	424,037	Deutsche Bank AG	2/02/2024	(2,190)
BRL	65,219,588	USD	13,166,365	Morgan Stanley Capital Services, Inc.	2/02/2024	(2,392)
CLP	13,252,752,159	USD	14,280,367	Barclays Bank PLC	4/12/2024	(94,568)
EUR	782,360	USD	854,872	Barclays Bank PLC	4/19/2024	(6,599)
EUR	14,285,181	USD	15,700,906	JPMorgan Chase Bank N.A.	4/19/2024	(212,199)
EUR	10,743,156	USD	11,733,149	Morgan Stanley Capital Services, Inc.	4/19/2024	(84,882)
EUR	3,670,661	USD	4,036,981	State Street Bank Corp.	4/19/2024	(57,067)
HUF	7,494,899,848	USD	21,498,827	BNP Paribas S.A.	4/19/2024	(538,665)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
PEN	78,717,000	USD	20,774,174	Citibank N.A.	4/29/2024	$(117,664)
PLN	45,453,868	USD	11,434,817	HSBC Bank	4/19/2024	(94,513)
PLN	55,554,728	USD	13,979,901	Merrill Lynch International	4/19/2024	(119,529)
USD	2,412,414	CZK	55,522,858	JPMorgan Chase Bank N.A.	4/19/2024	(511)
USD	16,352,594	KRW	21,730,471,000	Merrill Lynch International	4/26/2024	(5,786)
USD	25,203,210	MXN	440,007,725	Barclays Bank PLC	4/19/2024	(37,681)
USD	6,792,668	MXN	119,585,161	Morgan Stanley Capital Services, Inc.	4/19/2024	(67,294)
USD	13,766,916	PEN	53,485,848	Merrill Lynch International	2/29/2024	(281,811)
						$(2,087,105)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,072	$131,152,500	March – 2024	$7,742,855
U.S. Treasury Note 10 yr	Long	USD	2,146	241,056,156	March – 2024	6,710,261
U.S. Treasury Note 5 yr	Long	USD	1,897	205,617,016	March – 2024	4,006,936
U.S. Treasury Ultra Bond 30 yr	Long	USD	223	28,815,781	March – 2024	1,873,399
U.S. Treasury Ultra Note 10 yr	Long	USD	1,080	126,225,000	March – 2024	4,437,681
						$24,771,132

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(45,280)	$(115,308)	$(160,588)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At January 31, 2024, the fund had cash collateral of $737,000 and other liquid securities with an aggregate value of $18,275,667 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $111,778 of securities on loan (identified cost, $6,432,261,647)	$6,039,323,669
Investments in affiliated issuers, at value (identified cost, $614,273,086)	614,344,424
Cash	4,072,359
Restricted cash for
Uncleared derivatives	737,000
Receivables for
Forward foreign currency exchange contracts	4,920,695
Net daily variation margin on open futures contracts	4,855,681
Investments sold	59,583,871
Fund shares sold	16,818,660
Interest	78,187,006
Other assets	24,608
Total assets	$6,822,867,973
Liabilities
Payables for
Distributions	$2,974,953
Forward foreign currency exchange contracts	2,087,105
Investments purchased	107,363,103
When-issued investments purchased	19,793,121
Fund shares reacquired	16,590,162
Collateral for securities loaned, at value	122,175
Uncleared swaps, at value (net of unamortized premiums received, $115,308)	160,588
Payable to affiliates
Investment adviser	240,179
Administrative services fee	3,368
Shareholder servicing costs	1,978,824
Distribution and service fees	5,443
Payable for independent Trustees' compensation	19,454
Deferred foreign capital gains tax expense payable	10,142,574
Accrued expenses and other liabilities	329,567
Total liabilities	$161,810,616
Net assets	$6,661,057,357

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$8,877,079,911
Total distributable earnings (loss)	(2,216,022,554)
Net assets	$6,661,057,357
Shares of beneficial interest outstanding	566,411,002

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$273,451,025	23,290,286	$11.74
Class B	1,037,209	91,221	11.37
Class C	13,244,079	1,149,865	11.52
Class I	3,950,320,141	336,190,089	11.75
Class R1	349,281	29,549	11.82
Class R2	9,251,011	783,349	11.81
Class R3	44,696,148	3,790,883	11.79
Class R4	43,261,499	3,672,621	11.78
Class R6	2,325,446,964	197,413,139	11.78

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.26 [100 / 95.75 x $11.74]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$185,588,225
Dividends from affiliated issuers	15,098,797
Other	191,356
Income on securities loaned	9
Foreign taxes withheld	(59,492)
Total investment income	$200,818,895
Expenses
Management fee	$21,944,694
Distribution and service fees	495,180
Shareholder servicing costs	2,636,406
Administrative services fee	308,849
Independent Trustees' compensation	54,609
Custodian fee	149,353
Shareholder communications	148,274
Audit and tax fees	45,781
Legal fees	17,265
Miscellaneous	249,061
Total expenses	$26,049,472
Reduction of expenses by investment adviser and distributor	(415,271)
Net expenses	$25,634,201
Net investment income (loss)	$175,184,694

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(251,503,301)
Affiliated issuers	(43,232)
Futures contracts	(38,831,487)
Swap agreements	(36,118)
Forward foreign currency exchange contracts	8,844,499
Foreign currency	(77,103)
Net realized gain (loss)	$(281,646,742)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $94,035 decrease in deferred foreign capital gains tax)	$312,090,711
Affiliated issuers	89,237
Futures contracts	38,686,936
Swap agreements	15,602
Forward foreign currency exchange contracts	(1,554,445)
Translation of assets and liabilities in foreign currencies	(235,100)
Net unrealized gain (loss)	$349,092,941
Net realized and unrealized gain (loss)	$67,446,199
Change in net assets from operations	$242,630,893
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23
Change in net assets
From operations
Net investment income (loss)	$175,184,694	$376,956,422
Net realized gain (loss)	(281,646,742)	(743,542,001)
Net unrealized gain (loss)	349,092,941	840,694,814
Change in net assets from operations	$242,630,893	$474,109,235
Total distributions to shareholders	$(218,924,232)	$(482,622,246)
Change in net assets from fund share transactions	$(48,702,468)	$(337,899,866)
Total change in net assets	$(24,995,807)	$(346,412,877)
Net assets
At beginning of period	6,686,053,164	7,032,466,041
At end of period	$6,661,057,357	$6,686,053,164
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.69	$11.69	$14.93	$14.73	$14.68	$13.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.60	$0.54	$0.51	$0.56	$0.64
Net realized and unrealized gain (loss)	0.13	0.19	(3.18)	0.24	0.10	0.70
Total from investment operations	$0.42	$0.79	$(2.64)	$0.75	$0.66	$1.34
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.79)	$(0.60)	$(0.55)	$(0.61)	$(0.65)
Net asset value, end of period (x)	$11.74	$11.69	$11.69	$14.93	$14.73	$14.68
Total return (%) (r)(s)(t)(x)	3.73(n)	7.07	(18.12)	5.19	4.69	9.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.07	1.06	1.07	1.08	1.07
Expenses after expense reductions	1.07(a)	1.06	1.05	1.06	1.06	1.04
Net investment income (loss)	5.14(a)	5.25	3.94	3.42	3.84	4.51
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$273,451	$282,355	$315,618	$431,359	$377,703	$382,984
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.46	$11.56	$14.87	$14.75	$14.71	$14.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.52	$0.43	$0.41	$0.45	$0.53
Net realized and unrealized gain (loss)	(0.01)(g)	0.08(g)	(3.24)	0.15(g)	0.10	0.59
Total from investment operations	$0.24	$0.60	$(2.81)	$0.56	$0.55	$1.12
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.70)	$(0.50)	$(0.44)	$(0.51)	$(0.54)
Net asset value, end of period (x)	$11.37	$11.46	$11.56	$14.87	$14.75	$14.71
Total return (%) (r)(s)(t)(x)	2.11(n)	5.37	(19.32)	3.84	3.83	8.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83(a)	1.82	1.82	1.82	1.83	1.82
Expenses after expense reductions	1.82(a)	1.81	1.80	1.81	1.82	1.81
Net investment income (loss)	4.42(a)	4.49	3.15	2.70	3.12	3.76
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$1,037	$1,480	$2,183	$4,286	$8,088	$13,938

Class C	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.50	$11.54	$14.83	$14.73	$14.70	$14.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.52	$0.43	$0.41	$0.45	$0.53
Net realized and unrealized gain (loss)	0.10(g)	0.14(g)	(3.22)	0.13(g)	0.08	0.61
Total from investment operations	$0.35	$0.66	$(2.79)	$0.54	$0.53	$1.14
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.70)	$(0.50)	$(0.44)	$(0.50)	$(0.54)
Net asset value, end of period (x)	$11.52	$11.50	$11.54	$14.83	$14.73	$14.70
Total return (%) (r)(s)(t)(x)	3.09(n)	5.92	(19.24)	3.70	3.76	8.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83(a)	1.82	1.82	1.82	1.83	1.82
Expenses after expense reductions	1.82(a)	1.81	1.80	1.81	1.82	1.81
Net investment income (loss)	4.40(a)	4.50	3.16	2.70	3.12	3.76
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$13,244	$14,780	$18,289	$31,537	$62,772	$113,863
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.70	$11.69	$14.93	$14.74	$14.82	$14.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.63	$0.57	$0.55	$0.59	$0.67
Net realized and unrealized gain (loss)	0.13	0.19	(3.18)	0.23	(0.02)(g)	0.67
Total from investment operations	$0.44	$0.82	$(2.61)	$0.78	$0.57	$1.34
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.81)	$(0.63)	$(0.59)	$(0.65)	$(0.68)
Net asset value, end of period (x)	$11.75	$11.70	$11.69	$14.93	$14.74	$14.82
Total return (%) (r)(s)(t)(x)	3.85(n)	7.42	(17.91)	5.38	4.02	9.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.81	0.82	0.83	0.82
Expenses after expense reductions	0.82(a)	0.81	0.80	0.81	0.82	0.81
Net investment income (loss)	5.38(a)	5.51	4.19	3.66	4.06	4.74
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$3,950,320	$4,032,436	$4,294,440	$5,960,448	$4,345,513	$3,879,907
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.76	$11.75	$15.00	$14.82	$14.88	$14.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.52	$0.44	$0.40	$0.44	$0.53
Net realized and unrealized gain (loss)	0.14	0.19	(3.19)	0.22	0.01(g)	0.67
Total from investment operations	$0.39	$0.71	$(2.75)	$0.62	$0.45	$1.20
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.70)	$(0.50)	$(0.44)	$(0.51)	$(0.54)
Net asset value, end of period (x)	$11.82	$11.76	$11.75	$15.00	$14.82	$14.88
Total return (%) (r)(s)(t)(x)	3.42(n)	6.36	(18.71)	4.25	3.13	8.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83(a)	1.82	1.82	1.82	1.84	1.82
Expenses after expense reductions	1.82(a)	1.81	1.80	1.81	1.82	1.81
Net investment income (loss)	4.37(a)	4.52	3.22	2.69	3.07	3.75
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$349	$325	$305	$333	$582	$648

Class R2	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.76	$11.75	$15.00	$14.81	$14.87	$14.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.58	$0.50	$0.48	$0.52	$0.60
Net realized and unrealized gain (loss)	0.13	0.19	(3.18)	0.23	(0.00)(g)(w)	0.66
Total from investment operations	$0.41	$0.77	$(2.68)	$0.71	$0.52	$1.26
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.76)	$(0.57)	$(0.52)	$(0.58)	$(0.61)
Net asset value, end of period (x)	$11.81	$11.76	$11.75	$15.00	$14.81	$14.87
Total return (%) (r)(s)(t)(x)	3.60(n)	6.89	(18.30)	4.84	3.65	9.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.33(a)	1.32	1.32	1.32	1.34	1.32
Expenses after expense reductions	1.32(a)	1.31	1.30	1.31	1.32	1.31
Net investment income (loss)	4.88(a)	5.01	3.70	3.19	3.60	4.26
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$9,251	$9,327	$9,831	$12,688	$15,944	$18,952
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.73	$11.72	$14.96	$14.75	$14.80	$14.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.61	$0.54	$0.51	$0.56	$0.64
Net realized and unrealized gain (loss)	0.13	0.19	(3.18)	0.26	(0.00)(g)(w)	0.65
Total from investment operations	$0.43	$0.80	$(2.64)	$0.77	$0.56	$1.29
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.79)	$(0.60)	$(0.56)	$(0.61)	$(0.65)
Net asset value, end of period (x)	$11.79	$11.73	$11.72	$14.96	$14.75	$14.80
Total return (%) (r)(s)(t)(x)	3.81(n)	7.16	(18.08)	5.25	3.97	9.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.07	1.07	1.07	1.08	1.07
Expenses after expense reductions	1.07(a)	1.06	1.05	1.06	1.07	1.06
Net investment income (loss)	5.15(a)	5.27	3.96	3.42	3.86	4.51
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$44,696	$37,811	$32,029	$36,080	$23,775	$32,190

Class R4	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.73	$11.71	$14.96	$14.76	$14.84	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.64	$0.57	$0.55	$0.60	$0.67
Net realized and unrealized gain (loss)	0.13	0.20	(3.18)	0.24	(0.03)(g)	0.68
Total from investment operations	$0.44	$0.84	$(2.61)	$0.79	$0.57	$1.35
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.82)	$(0.64)	$(0.59)	$(0.65)	$(0.68)
Net asset value, end of period (x)	$11.78	$11.73	$11.71	$14.96	$14.76	$14.84
Total return (%) (r)(s)(t)(x)	3.85(n)	7.52	(17.94)	5.45	4.02	9.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.82	0.82	0.83	0.82
Expenses after expense reductions	0.82(a)	0.81	0.80	0.81	0.82	0.81
Net investment income (loss)	5.37(a)	5.51	4.23	3.68	4.13	4.74
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$43,261	$50,981	$36,790	$40,988	$39,791	$75,510
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/24 (unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$11.72	$11.72	$14.96	$14.77	$14.90	$14.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.65	$0.59	$0.56	$0.60	$0.68
Net realized and unrealized gain (loss)	0.13	0.18	(3.18)	0.24	(0.07)(g)	0.69
Total from investment operations	$0.45	$0.83	$(2.59)	$0.80	$0.53	$1.37
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.83)	$(0.65)	$(0.61)	$(0.66)	$(0.69)
Net asset value, end of period (x)	$11.78	$11.72	$11.72	$14.96	$14.77	$14.90
Total return (%) (r)(s)(t)(x)	4.00(n)	7.45	(17.77)	5.49	3.79	10.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.69	0.71	0.73	0.73
Expenses after expense reductions	0.70(a)	0.70	0.68	0.69	0.72	0.72
Net investment income (loss)	5.49(a)	5.62	4.32	3.75	4.17	4.85
Portfolio turnover	26(n)	52	52	56	75	94
Net assets at end of period (000 omitted)	$2,325,447	$2,256,558	$2,322,980	$3,043,561	$1,529,701	$1,330,252

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other

Notes to Financial Statements (unaudited) - continued
market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$2,079,187	$—	$—	$2,079,187
United States	412,500	1,618,551	—	2,031,051
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	129,213,016	—	129,213,016
Non - U.S. Sovereign Debt	—	4,522,274,586	—	4,522,274,586
U.S. Corporate Bonds	—	23,112,111	—	23,112,111
Foreign Bonds	—	1,360,491,543	—	1,360,491,543
Mutual Funds	614,466,599	—	—	614,466,599
Total	$616,958,286	$6,036,709,807	$—	$6,653,668,093
Other Financial Instruments
Futures Contracts – Assets	$24,771,132	$—	$—	$24,771,132
Forward Foreign Currency Exchange Contracts – Assets	—	4,920,695	—	4,920,695
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,087,105)	—	(2,087,105)
Swap Agreements – Liabilities	—	(160,588)	—	(160,588)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$2,031,051	$—
Interest Rate	Futures Contracts	24,771,132	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,920,695	(2,087,105)
Credit	Uncleared Swap Agreements	—	(160,588)
Total		$31,722,878	$(2,247,693)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(38,831,487)	$—	$—	$—
Foreign Exchange	—	—	8,844,499	—
Equity	—	—	—	150,614
Credit	—	(36,118)	—	—
Total	$(38,831,487)	$(36,118)	$8,844,499	$150,614

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$38,686,936	$—	$—	$—
Foreign Exchange	—	—	(1,554,445)	—
Equity	—	—	—	(1,470,018)
Credit	—	15,602	—	—
Total	$38,686,936	$15,602	$(1,554,445)	$(1,470,018)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further

Notes to Financial Statements (unaudited) - continued
reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required

Notes to Financial Statements (unaudited) - continued
collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $111,778. The fair value of the fund's investment securities on loan and a related liability of $122,175 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$482,622,246
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/24
Cost of investments	$7,260,959,030
Gross appreciation	113,653,537
Gross depreciation	(720,944,474)
Net unrealized appreciation (depreciation)	$(607,290,937)
As of 7/31/23
Undistributed ordinary income	47,424,489
Capital loss carryforwards	(1,367,191,757)
Other temporary differences	(43,288,731)
Net unrealized appreciation (depreciation)	(876,673,216)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(407,419,422)
Long-Term	(959,772,335)
Total	$(1,367,191,757)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/24	Year ended 7/31/23
Class A	$8,816,966	$19,065,531
Class B	37,328	109,443
Class C	398,457	978,144
Class I	130,405,145	297,081,519
Class R1	9,471	18,784
Class R2	284,985	625,152
Class R3	1,405,730	2,462,001
Class R4	1,435,528	2,668,835
Class R6	76,130,622	159,612,837
Total	$218,924,232	$482,622,246
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2024. For the six months ended January 31, 2024, this management fee reduction amounted to $415,214, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,414 for the six months ended January 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) - continued
another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 340,316
Class B	0.75%	0.25%	1.00%	1.00%	6,584
Class C	0.75%	0.25%	1.00%	1.00%	69,775
Class R1	0.75%	0.25%	1.00%	1.00%	1,647
Class R2	0.25%	0.25%	0.50%	0.50%	22,836
Class R3	—	0.25%	0.25%	0.25%	54,022
Total Distribution and Service Fees					$495,180
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2024, this rebate amounted to $57 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2024, were as follows:
Amount
Class A	$1,393
Class B	43
Class C	2,114
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2024, the fee was $65,658, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,570,748.

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2024 was equivalent to an annual effective rate of 0.0095% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended January 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$1,730,773
Non-U.S. Government securities	1,511,921,484	1,693,370,877

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,496,140	$28,701,394	8,399,252	$95,859,574
Class B	13	156	48	559
Class C	52,659	606,111	173,084	2,003,454
Class I	32,585,441	371,816,589	104,410,375	1,200,106,416
Class R1	1,870	21,477	4,468	51,689
Class R2	58,436	670,078	130,559	1,512,189
Class R3	964,697	10,927,994	883,327	10,309,650
Class R4	117,049	1,346,377	1,283,882	14,858,711
Class R6	15,733,293	179,916,878	36,661,670	424,956,973
	52,009,598	$594,007,054	151,946,665	$1,749,659,215
Shares issued to shareholders in reinvestment of distributions
Class A	589,898	$6,782,504	1,275,903	$14,643,641
Class B	3,217	37,104	9,289	107,010
Class C	33,449	385,748	82,303	947,411
Class I	10,946,726	125,464,920	25,120,196	287,468,700
Class R1	819	9,471	1,610	18,560
Class R2	24,679	284,969	54,247	625,035
Class R3	122,182	1,405,656	214,258	2,461,789
Class R4	124,807	1,435,477	232,262	2,668,648
Class R6	5,667,272	65,113,649	11,655,022	133,630,336
	17,513,049	$200,919,498	38,645,090	$442,571,130
Shares reacquired
Class A	(3,952,398)	$(45,317,650)	(12,527,596)	$(142,827,727)
Class B	(41,161)	(477,894)	(69,107)	(792,986)
Class C	(221,858)	(2,540,674)	(554,383)	(6,388,226)
Class I	(52,102,257)	(590,825,251)	(152,177,805)	(1,747,876,945)
Class R1	(778)	(9,039)	(4,399)	(51,314)
Class R2	(93,191)	(1,076,934)	(228,175)	(2,622,735)
Class R3	(518,455)	(5,902,967)	(607,771)	(7,016,741)
Class R4	(915,518)	(10,361,086)	(311,020)	(3,560,805)
Class R6	(16,444,490)	(187,117,525)	(54,129,104)	(618,992,732)
	(74,290,106)	$(843,629,020)	(220,609,360)	$(2,530,130,211)

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(866,360)	$(9,833,752)	(2,852,441)	$(32,324,512)
Class B	(37,931)	(440,634)	(59,770)	(685,417)
Class C	(135,750)	(1,548,815)	(298,996)	(3,437,361)
Class I	(8,570,090)	(93,543,742)	(22,647,234)	(260,301,829)
Class R1	1,911	21,909	1,679	18,935
Class R2	(10,076)	(121,887)	(43,369)	(485,511)
Class R3	568,424	6,430,683	489,814	5,754,698
Class R4	(673,662)	(7,579,232)	1,205,124	13,966,554
Class R6	4,956,075	57,913,002	(5,812,412)	(60,405,423)
	(4,767,459)	$(48,702,468)	(30,017,605)	$(337,899,866)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2024, the fund’s commitment fee and interest expense were $17,139 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$453,008,682	$856,884,620	$695,594,883	$(43,232)	$89,237	$614,344,424

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,098,797	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: March 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: March 14, 2024

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: March 14, 2024

* Print name and title of each signing officer under his or her signature.